UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    900 Third Avenue, 10th Floor
            New York, New York  10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Youlia Miteva
Title:      Managing Member
Phone:      (212) 897-5711

Signature, Place and Date of Signing:


/s/ Youlia Miteva              New York, New York             May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $203,565
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)  PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                --------------    -----       -------  -------   --- ----  ----------   -----  ----  ------   ----
AIR PRODS & CHEMS INC         COM              009158106    3,091       41,800 SH        SOLE         NONE    3,091
AOL INC                       COM              00184X105    5,249      207,619 SH        SOLE         NONE    5,249
ARTIO GLOBAL INVS INC         COM CL A         04315B107    2,092       84,560 SH        SOLE         NONE    2,092
ASCENT MEDIA CORP             COM SER A        043632108    1,510       55,424 SH        SOLE         NONE    1,510
ASPEN TECHNOLOGY INC          COM              045327103    7,661      747,373 SH        SOLE         NONE    7,661
BIOVAIL CORP                  COM              09067J109    3,159      188,370 SH        SOLE         NONE    3,159
BOSTON SCIENTIFIC CORP        COM              101137107    6,338      877,900 SH  Call  SOLE         NONE    6,338
CARTER INC                    COM              146229109    3,166      105,000 SH        SOLE         NONE    3,166
COWEN GROUP INC NEW           CL A             223622101    1,175      207,539 SH        SOLE         NONE    1,175
DEAN FOODS CO NEW             COM              242370104    3,348      213,400 SH  Call  SOLE         NONE    3,348
E TRADE FINANCIAL CORP        COM              269246104      832      503,700 SH        SOLE         NONE      832
EAGLE ROCK ENERGY PARTNERS L  UNIT             26985R104      376       60,000 SH        SOLE         NONE      376
E M C CORP MASS               COM              268648102      361       20,000 SH        SOLE         NONE      361
EMULEX CORP                   COM NEW          292475209    6,434      484,451 SH        SOLE         NONE    6,434
ENERGY PARTNERS LTD           COM NEW          29270U303    1,921      157,686 SH        SOLE         NONE    1,921
EXIDE TECHNOLOGIES            COM NEW          302051206    4,559      791,467 SH        SOLE         NONE    4,559
FIDELITY NATL INFORMATION SV  COM              31620M106   12,276      523,700 SH        SOLE         NONE   12,276
FRESH DEL MONTE PRODUCE INC   ORD              G36738105    9,457      467,024 SH        SOLE         NONE    9,457
INTERACTIVE BROKERS GROUP IN  COM              45841N107    5,079      314,500 SH        SOLE         NONE    5,079
INTERNET CAP GROUP INC        COM NEW          46059C205    2,097      248,154 SH        SOLE         NONE    2,097
INVERNESS MED INNOVATIONS IN  COM              46126P106    6,122      157,170 SH        SOLE         NONE    6,122
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT   450047204      291       26,898 SH        SOLE         NONE      291
KROGER CO                     COM              501044101    1,934       89,300 SH        SOLE         NONE    1,934
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   10,342      189,175 SH        SOLE         NONE   10,342
MONSANTO CO NEW               COM              61166W101    6,588       92,243 SH        SOLE         NONE    6,588
NCR CORP NEW                  COM              62886E108    6,486      470,000 SH        SOLE         NONE    6,486
NORTHWEST BANCSHARES INC MD   COM              667340103    1,760      150,000 SH        SOLE         NONE    1,760
OMNICARE INC                  COM              681904108    2,745       97,034 SH        SOLE         NONE    2,745
PACER INTL INC TENN           COM              69373H106    3,863      641,710 SH        SOLE         NONE    3,863
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1  739363AD1    2,730    3,000,000 SH        SOLE         NONE    2,730
REPUBLIC AWYS HLDGS INC       COM              760276105    3,210      540,476 SH        SOLE         NONE    3,210
RIO TINTO PLC                 SPONSORED ADR    767204100    3,551       15,000 SH        SOLE         NONE    3,551
SARA LEE CORP                 COM              803111103    9,958      714,856 SH        SOLE         NONE    9,958
SILICON IMAGE INC             COM              82705T102    1,910      632,500 SH        SOLE         NONE    1,910
SLM CORP                      COM              78442P106    4,256      339,958 SH        SOLE         NONE    4,256
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103   26,910      230,000 SH  Put   SOLE         NONE   26,910
STEC INC                      COM              784774101    2,654      221,500 SH        SOLE         NONE    2,654
SYMANTEC CORP                 COM              871503108    2,878      170,000 SH        SOLE         NONE    2,878
SYNOPSYS INC                  COM              871607107    4,159      185,900 SH        SOLE         NONE    4,159
TESSERA TECHNOLOGIES INC      COM              88164L100      584       28,800 SH        SOLE         NONE      584
TYCO INTERNATIONAL LTD        SHS              H89128104    4,479      117,100 SH        SOLE         NONE    4,479
VIASAT INC                    COM              92552V100    3,345       96,642 SH        SOLE         NONE    3,345
XEROX CORP                    COM              984121103   12,631    1,295,500 SH        SOLE         NONE   12,631

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